Goodwill and Intangible Assets, Net - Schedule of Intangible Assets by Asset Class (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Intangible assets, Gross Carrying Amount	$ 4,342	$ 4,341	$ 4,323
Intangible assets, Accumulated Amortization	549	469	153
Intangible assets, Net Carrying Amount	3,793	3,872	4,170
Customer Related and Contract Based Intangibles
Intangible Assets
Intangible assets, Gross Carrying Amount	3,670	3,670	3,662
Intangible assets, Accumulated Amortization	426	364	119
Intangible assets, Net Carrying Amount	3,244	3,306	3,543
Technology Related Intangibles
Intangible Assets
Intangible assets, Gross Carrying Amount	263	263	254
Intangible assets, Accumulated Amortization	74	63	20
Intangible assets, Net Carrying Amount	189	200	234
Trade Name
Intangible Assets
Intangible assets, Gross Carrying Amount	409	408	407
Intangible assets, Accumulated Amortization	49	42	14
Intangible assets, Net Carrying Amount	$ 360	$ 366	$ 393